UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 2010

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW November 10, 2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   70
Form 13F
Information Table Value Total: 780,896 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE




Adobe Systems Inc	COM	00724F101	 1,197 	45790	SH		SOLE	01	 45,790
Alexandria Real Estate ECOM	015271109	 7,215 	103073	SH		SOLE	01	 103,073
America Movil SPONSORED ADR	02364W105	 3,350 	62817	SH		SOLE	01	 62,817
Analog Devices Inc	COM	032654105	 1,255 	40000	SH		SOLE	01	 40,000
Apple Inc		COM	037833100	 2,028 	7148	SH		SOLE	01	 7,148
Bank of Montreal	COM	063671101	 104 	1750	SH		SOLE	01	 1,750
Boeing Co/The		COM	097023105	 1,264 	19000	SH		SOLE	01	 19,000
Boston Properties Inc	COM	101121101	 5,241 	63050	SH		SOLE	01	 63,050
Camden Property Trust	COM	133131102	 18,943 394890	SH		SOLE	01	 394,890
Capital One Financial 	COM	14040H105	 1,246 	31500	SH		SOLE	01	 31,500
Carnival Corp		UNIT	143658300	 1,336 	35000	SH		SOLE	01	 35,000
Caterpillar Inc		COM	149123101	 3,978 	50562	SH		SOLE	01	 50,562
CBL & Associates Prop	COM	124830100	 21,530 1648558	SH		SOLE	01	 1,648,558
Chatham Lodging Trust	COM	16208T102	 10,256 551090	SH		SOLE	01	 551,090
Check Point Software	COM	M22465104	 3,042 	82378	SH		SOLE	01	 82,378
Cia SiderurgicSPONSORED ADR	20440W105	 1,237 	70000	SH		SOLE	01	 70,000
Coca-Cola FemsSPONSORED ADR	191241108	 1,909 	24400	SH		SOLE	01	 24,400
Costco Wholesale Corp	COM	22160K105	 1,290 	20000	SH		SOLE	01	 20,000
Digital Realty Trust	COM	253868103	 66,135 1071878	SH		SOLE	01	 1,071,878
DIRECTV			COM	25490A101	 3,571 	85776	SH		SOLE	01	 85,776
Douglas Emmett Inc	COM	25960P109	 26,902 1536373	SH		SOLE	01	 1,536,373
DuPont Fabros Techn	COM	26613Q106	 72,378 2877851	SH		SOLE	01	 2,877,851
Eldorado Gold Corp	COM	284902103	 1,902 	100000	SH		SOLE	01	 100,000
Equity Lifestyle Pro	COM	29472R108	 602 	11047	SH		SOLE	01	 11,047
Esterline Technolog	COM	297425100	 1,831 	32000	SH		SOLE	01	 32,000
Extra Space Storage Inc	COM	30225T102	 12,078 753011	SH		SOLE	01	 753,011
Exxon Mobil Corp	COM	30231G102	 1,159 	18755	SH		SOLE	01	 18,755
Federal Realty Inv	COM	313747206	 886 	10851	SH		SOLE	01	 10,851
Flowserve Corp		COM	34354P105	 1,587 	14500	SH		SOLE	01	 14,500
Forest Oil Corp		COM	346091705	 1,253 	42174	SH		SOLE	01	 42,174
General Electric Co	COM	369604103	 1,892 	116400	SH		SOLE	01	 116,400
Goldcorp Inc		COM	380956409	 1,118 	25000	SH		SOLE	01	 25,000
Grupo Aeroportuario	ADR	40051E202	 243 	5125	SH		SOLE	01	 5,125
Harley-Davidson Inc	COM	412822108	 100 	3530	SH		SOLE	01	 3,530
HCP Inc			COM	40414L109	 39,338 1093323	SH		SOLE	01	 1,093,323
Health Care REIT Inc	COM	42217K106	 4,823 	101878	SH		SOLE	01	 101,878
Herbalife Ltd		COM	437306103	 3,106 	51465	SH		SOLE	01	 51,465
Home Properties Inc	COM	437306103	 46,151 872415	SH		SOLE	01	 872,415
Hospira Inc		COM	441060100	 1,995 	35000	SH		SOLE	01	 35,000
Host Hotels & Resort	COM	44107P104	 52,277 3610277	SH		SOLE	01	 3,610,277
Imax Corp		COM	45245E109	 3,704 	212777	SH		SOLE	01	 212,777
Infosys TechnoSPONSORED ADR	456788108	 1,492 	22380	SH		SOLE	01	 22,380
International Business	COM	459200101	 1,826 	13610	SH		SOLE	01	 13,610
Intuit Inc		COM	461202103	 3,592 	82000	SH		SOLE	01	 82,000
JB Hunt Transport 	COM	445658107	 184 	5300	SH		SOLE	01	 5,300
Joy Global Inc		COM	481165108	 2,123 	30187	SH		SOLE	01	 30,187
Kansas City Southern	COM	485170302	 1,386 	37048	SH		SOLE	01	 37,048
Kimco Realty Corp	COM	49446R109	 49,837 3166287	SH		SOLE	01	 3,166,287
LaSalle Hotel PropertiesCOM	517942108	 66,928 2861385	SH		SOLE	01	 2,861,385
LKQ Corp		COM	501889208	 1,872 	90000	SH		SOLE	01	 90,000
Macerich Co/The		COM	554382101	 30 	710	SH		SOLE	01	 710
Nalco Holding Co	COM	62985Q101	 1,261 	50000	SH		SOLE	01	 50,000
NII Holdings Inc	COM	62913F201	 1,321 	32135	SH		SOLE	01	 32,135
Omnivision Techno	COM	682128103	 3,112 	135059	SH		SOLE	01	 135,059
Philip Morris Int	COM	718172109	 1,737 	31000	SH		SOLE	01	 31,000
Public Storage		COM	74460D109	 29,557 304588	SH		SOLE	01	 304,588
Regency Centers Corp	COM	758849103	 1,116 	28275	SH		SOLE	01	 28,275
Satcon Technology Corp	COM	803893106	 1,523 	404971	SH		SOLE	01	 404,971
Silver Wheaton Corp	COM	828336107	 2,170 	79193	SH		SOLE	01	 79,193
Simon Property Grp	COM	828806109	 89,512 965191	SH		SOLE	01	 965,191
Tanger Factory Outlet	COM	875465106	 10,099 214243	SH		SOLE	01	 214,243
Tata Motors LtSPONSORED ADR	876568502	 3,686 	144500	SH		SOLE	01	 144,500
Taubman Centers Inc	COM	876664103	 23,215 520393	SH		SOLE	01	 520,393
Terex Corp		COM	880779103	 3,637 	158665	SH		SOLE	01	 158,665
Tidewater Inc		COM	886423102	 3,137 	70000	SH		SOLE	01	 70,000
UDR Inc			COM	902653104	 17,128 810972	SH		SOLE	01	 810,972
Urban Outfitters Inc	COM	917047102	 1,048 	33340	SH		SOLE	01	 33,340
U-Store-It Trust	COM	91274F104	 18,749 2245409	SH		SOLE	01	 2,245,409
Vale SA	SPONSORED 	ADR	91912E105	 3,764 	120386	SH		SOLE	01	 120,386
Vornado Realty Trust	COM	929042109	 4,404 	51489	SH		SOLE	01	 51,489